Risk management activities - Schedule of Remaining Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	$ 4,515
Compensation payable	12,342
Operating accounts payable	8,641
Contingent consideration on URNM acquisition	4,352
Loan facility	54,437
Non-derivative financial liabilities, undiscounted cash flows	84,287
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	2,062
Compensation payable	12,342
Operating accounts payable	8,641
Contingent consideration on URNM acquisition	0
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	23,045
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	1,665
Compensation payable	0
Operating accounts payable	0
Contingent consideration on URNM acquisition	4,352
Loan facility	54,437
Non-derivative financial liabilities, undiscounted cash flows	60,454
4-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	788
Compensation payable	0
Operating accounts payable	0
Contingent consideration on URNM acquisition	0
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	788
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	0
Compensation payable	0
Operating accounts payable	0
Contingent consideration on URNM acquisition	0
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	$ 0